GOODWILL	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

11.	GOODWILL

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in a business combination and is recorded in accordance with ASC 350.

The Company evaluates goodwill for impairment at the reporting unit level at least annually, and more frequently if events or changes in circumstances indicate that goodwill may be impaired. The annual impairment assessment is performed as of the fourth quarter of each fiscal year.

In performing its impairment assessment, the Company first evaluates qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment indicates that it is more likely than not that impairment exists, the Company performs a quantitative impairment test. The fair value of each reporting unit is determined primarily using the income approach, which incorporates discounted cash flow analyses, with the market approach used as a corroborative reference.

For the year ended December 31, 2025, the Company performed a qualitative assessment for the North American Brokerage and One Real Mortgage reporting units and determined that it was more likely than not that the fair value of the reporting units exceed their carrying amount. For the One Real Title reporting unit we elected to perform quantitative impairment assessments and concluded that the fair value of our reporting unit was in excess of its carrying amount. As such, the Company concluded that no goodwill impairment existed, and accordingly, no impairment charges were recorded as a result of the annual assessment of goodwill. The accumulated impairment loss of $723 thousand relates to charges recognized in prior periods.

The following table presents goodwill by reporting unit (in thousands):

	North American Brokerage	One Real Title	One Real Mortgage	Total
Balance at December 31, 2025	$602	$7,670	$721	$8,993

Accumulated Impairment Loss at December 31, 2025	$—	$723	$—	$723

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024